Related-Party Transactions - Narrative (Detail) (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property	Dec. 31, 2012 property	Sep. 30, 2014	Sep. 29, 2012
Related Party Transaction [Line Items]
Number of finished lots	82	49	49
Number of partially finished lots	92	26	26
Land and land development	$ 92,050,000			$ 272,038,000
Payment to acquire land	4,800,000	8,100,000	9,800,000
Non-cash distribution to members	3,800,000
Gross margin benefit	4,300,000	3,300,000
Carrying basis of lots	2,100,000	4,400,000	4,400,000
Assets	312,639,000	90,673,000	90,673,000	638,593,000
Liabilities	41,083,000	66,112,000	66,112,000	270,824,000
Management fees	200,000	600,000
Regency [Member]
Related Party Transaction [Line Items]
Number of finished lots		26	26
Land and land development		2,300,000	2,300,000
Non-cash distribution to members		1,700,000
Mortgage principal amount	22,200,000
Mortgage outstanding balance		11,400,000	11,400,000
Assets		21,600,000	21,600,000
Liabilities		11,400,000	11,400,000
Ownership percentage					22.00%
Related Party [Member]
Related Party Transaction [Line Items]
Land and land development	1,000,000
Waterside at Highland Park, LLC [Member]
Related Party Transaction [Line Items]
Number of partially finished lots		76	76
Non-cash distribution to members		3,700,000
Connection With Private Placement [Member]
Related Party Transaction [Line Items]
Number of finished lots	335
Number of partially finished lots	699
Payment to acquire land	34,000,000
Member Contributed Land [Member]
Related Party Transaction [Line Items]
Land and land development		1,300,000	1,300,000
Land Previously Owned By Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Land and land development		$ 2,700,000	$ 2,700,000